Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	34,285,714
Cash and cash equivalents	$ 1,188	$ 236	$ 216
Cash, FDIC insured amount	$ 938	$ 0
Unvested Restricted Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	266,667	33,333	650,000
Conversion of Convertible Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	68,904,286	9,173,651	78,050,084
Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	126,373,626	45,634,921	96,638,655
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives for property and equipment	P1Y	P1Y
Restricted stock awards vested period	12 months	12 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives for property and equipment	P10Y	P10Y
Restricted stock awards vested period	24 months	24 months
Cash, FDIC insured amount	$ 250	$ 250